Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments
Restricted cash	$ 14,717	$ 2,821
Due from related parties	14,459	12,664
Book Value
Financial Instruments
Cash and cash equivalents	68,153	55,628
Restricted cash	14,717	3,251
Accounts receivable, net	8,038	3,741
Due from related parties	14,459	12,664
Receivable from ZIM	25,765	33,899
Accounts payable	13,124	13,982
Accrued liabilities	30,911	32,894
Long-term debt, including current portion	3,112,103	3,222,548
Vendor financing, including current portion	121,755	179,142
Fair Value
Financial Instruments
Cash and cash equivalents	68,153	55,628
Restricted cash	14,717	3,251
Accounts receivable, net	8,038	3,741
Due from related parties	14,459	12,664
Receivable from ZIM	25,765	34,071
Accounts payable	13,124	13,982
Accrued liabilities	30,911	32,894
Long-term debt, including current portion	3,114,101	3,223,337
Vendor financing, including current portion	$ 121,552	$ 179,500